Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		10 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 183,726	$ 67,155	[1]	$ 188,433		$ 189,992		$ 182,132		$ 182,395		$ 180,427		$ 186,203		$ 182,195		$ 118,239			$ 627,712		$ 731,220	$ 728,773
Cost of sales	99,504							88,818
Gross profit	84,222	34,010	[1]	98,972		96,541		93,314		88,768		89,686		90,289		86,311
Operating expenses:
Selling, technical, general and administrative	74,032							55,980
Research and development	6,198							5,952
Restructuring	0							1,606											762		3,636
Total operating expenses	80,230							63,538
Operating profit	3,992							29,776										(195,632)			91,749		115,097	55,948
Other (expense) income:
Interest, net	(7,742)							(11,718)
Other (expense) income, net	(89)							3,587
	(7,831)							(8,131)
(Loss) income before income taxes, non-controlling interests and accrued payment-in-kind dividends on cumulative preferred shares	(3,839)							21,645											(201,444)	26,475			70,939	11,306
Income tax provision	(2,109)							(6,308)											5,819		(12,961)		(24,673)	(9,953)
Net (loss) income	(5,948)							15,337
Net income attributable to the non-controlling interests	(1,469)							(89)
Net (loss) income attributable to common shareholders	(7,417)	(10,671)	[1]	14,497		(5,855)		15,248		5,545		10,012		25,533		4,887
Accrued payment-in-kind dividend on cumulative preferred shares								(11,794)
Net (loss) income attributable to common shares	$ (7,417)							$ 3,454
Earnings (loss) per share
Basic (in Dollars per share)	$ (0.07)		[1],[2]		[2]		[2]		[2]		[2]		[2]		[2]		[2]
Diluted (in Dollars per share)	$ (0.07)		[1],[2]		[2]		[2]		[2]		[2]		[2]		[2]		[2]
Weighted average shares outstanding (In thousands)
Basic (in Shares)	107,160																					92,563
Diluted (in Shares)	107,160																					92,563

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.
[2]	Earnings per share calculations for each quarter are based on the weighted average number of shares outstanding for each period. As MacDermid was not a Registrant prior to the Successor 2013 Period, no earnings per share data is presented;